UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      MIG Capital, LLC

Address:   660 Newport Center Drive
           Suite 1300
           Newport Beach, CA 92660


Form 13F File Number: 028-12667


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Andrews
Title:  Chief Compliance Officer
Phone:  949-474-5800

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Andrews                   Newport Beach, CA                  11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      188,428
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                  COM              037833100    6,337     9,500 SH       SOLE                    9,500      0    0
ARCH CAP GROUP LTD         ORD              G0450A105    8,619   207,000 SH       SOLE                  207,000      0    0
ARDEN GROUP INC            CL A             039762109    5,356    55,200 SH       SOLE                   55,200      0    0
BB&T CORP                  COM              054937107    4,247   128,081 SH       SOLE                  128,081      0    0
BLACK DIAMOND INC          COM              09202G101    4,527   516,240 SH       SOLE                  516,240      0    0
COACH INC                  COM              189754104    4,874    87,000 SH       SOLE                   87,000      0    0
COACH INC                  COM              189754104    2,078    37,100     PUT  SOLE                   37,100      0    0
ECHOSTAR CORP              CL A             278768106    8,160   284,700 SH       SOLE                  284,700      0    0
GRUPO TELEVISA SA          SPON ADR REP ORD 40049J206    6,818   290,000 SH       SOLE                  290,000      0    0
GUESS INC                  COM              401617105    3,560   140,043 SH       SOLE                  140,043      0    0
HERBALIFE LTD              COM USD SHS      G4412G101    3,010    63,500     CALL SOLE                   63,500      0    0
HERBALIFE LTD              COM USD SHS      G4412G101    3,335    70,354 SH       SOLE                   70,354      0    0
INTERVAL LEISURE GROUP INC COM              46113M108    7,707   407,713 SH       SOLE                  407,713      0    0
JACK IN THE BOX INC        COM              466367109    7,143   254,126 SH       SOLE                  254,126      0    0
LASALLE HOTEL PPTYS        COM SH BEN INT   517942108    2,188    81,960 SH       SOLE                   81,960      0    0
LIBERTY INTERACTIVE CORP   INT COM SER A    53071M104    7,427   401,464 SH       SOLE                  401,464      0    0
OFFICE DEPOT INC           COM              676220106       29    11,415 SH       SOLE                   11,415      0    0
PACWEST BANCORP DEL        COM              695263103    4,473   191,400 SH       SOLE                  191,400      0    0
PDL BIOPHARMA INC          COM              69329Y104      154    20,062 SH       SOLE                   20,062      0    0
PEPSICO INC                COM              713448108    8,563   121,000 SH       SOLE                  121,000      0    0
RENT A CTR INC NEW         COM              76009N100    7,837   223,666 SH       SOLE                  223,666      0    0
RENTECH INC                COM              760112102       30    12,363 SH       SOLE                   12,363      0    0
RTI BIOLOGICS INC          COM              74975N105       52    12,510 SH       SOLE                   12,510      0    0
SAKS INC                   COM              79377W108    1,051   101,905 SH       SOLE                  101,905      0    0
SCHWAB CHARLES CORP NEW    COM              808513105    4,517   353,300 SH       SOLE                  353,300      0    0
SCHWAB CHARLES CORP NEW    COM              808513105    2,046   160,000     PUT  SOLE                  160,000      0    0
SMUCKER J M CO             COM NEW          832696405    7,122    82,500 SH       SOLE                   82,500      0    0
SOTHEBYS                   COM              835898107    2,048    65,000     PUT  SOLE                   65,000      0    0
SOTHEBYS                   COM              835898107    8,367   265,607 SH       SOLE                  265,607      0    0
TEMPUR PEDIC INTL INC      COM              88023U101    1,495    50,000     PUT  SOLE                   50,000      0    0
TEMPUR PEDIC INTL INC      COM              88023U101    9,415   314,988 SH       SOLE                  314,988      0    0
TEXAS ROADHOUSE INC        COM              882681109    5,614   328,293 SH       SOLE                  328,293      0    0
TIFFANY & CO NEW           COM              886547108    2,005    32,400 SH       SOLE                   32,400      0    0
TILLYS INC                 CL A             886885102    7,250   395,500 SH       SOLE                  395,500      0    0
VIASAT INC                 COM              92552V100   19,911   532,677 SH       SOLE                  532,677      0    0
WMS INDS INC               COM              929297109    4,606   281,200 SH       SOLE                  281,200      0    0
ZIX CORP                   COM              98974P100    6,457 2,257,560 SH       SOLE                2,257,560      0    0
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